COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	1 Months Ended								6 Months Ended		12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015	Feb. 28, 2014	Feb. 28, 2013	Jan. 31, 2013	Nov. 30, 2012	Jul. 31, 2012	Jun. 30, 2012	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Oct. 28, 2014
Loss Contingencies [Line Items]
Litigation accrual								$ 1,646,000						$ 56,956
Litigation, damages awarded		$ 510,499
Other income										$ 448,422	$ 2,278	$ 17,000	$ 941,000
Award for legal and attorney fees	$ 65,000								$ (80,000)		(412,867)
Granted									250,000
Options granted, exercise price									$ 1.22
Litigation accrual included in other income									$ 56,956
Final judgement against plaintiff issued by court									510,499
Executive Chairman [Member]
Loss Contingencies [Line Items]
Monthly car allowance						$ 600
Annual base salary											$ 800,000
Employment agreement term						4 years
Restricted stock											800,000
Auto allowance											$ 28,800
Former Executive Chairman [Member]
Loss Contingencies [Line Items]
Restricted stock											200,000
Cash payments											$ 315,000
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Percentage to be received of first $2 million of revenue		5.00%									5.00%
First revenue amount on which 5% is to be received		$ 2,000,000									$ 2,000,000
Additional payments made under the amendment											$ 17,344
Term extension of compensation agreement											4 years
Stock Appreciation Rights (SARs) [Member] | Chief Executive Officer And Chief Financial Officer And President And Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Immediately vested shares						800,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period						170,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period						190,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period						200,000
Cancelled options						250,000
Stock Appreciation Rights (SARs) [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Immediately vested shares						200,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period						200,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period						200,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period						200,000
Options granted, exercise price						$ 0.45
Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Granted						800,000
Loss Contingency Invasion Of Privacy And Misrepresentation [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded							$ 200,000
Damages paid to plaintiff by insurance carrier								200,000
Loss contingency accrual, period increase (decrease)								$ (200,000)
Loss Contingency Breach Of Agreement [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded			$ 51,956		$ 500,000		841,000
Other income											$ 448,044
Loss Contingency Civil Theft Law Enforced Settlement [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded							600,000
Loss Contingency Civil Theft [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded							200,000
Loss Contingency Trespass Claim [Member]
Loss Contingencies [Line Items]
Litigation, damages awarded							$ 5,000
Juniper, Florida Office and Warehouse [Member]
Loss Contingencies [Line Items]
Rent expense									$ 63,254		$ 132,756	$ 169,547
Monthly rent payment			$ 4,000	$ 3,600
Lease terms				1 year